Significant accounting policies (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Property and equipment	$ 677,647	$ 683,157
Right of use	3,063,769	0
Total Assets	30,692,941	25,264,268
Accounts payable and accrued liabilities	448,928	499,535
Current portion of lease obligations	736,408	42,603
Long-term lease obligations	2,669,736	42,515
Other liabilities	0	441,368
Total liabilities and shareholders' equity	$ 30,692,941	25,264,268
As Reported
Property and equipment		683,157
Right of use		0
Total Assets		25,264,268
Accounts payable and accrued liabilities		499,535
Current portion of capital lease obligations		42,603
Current portion of lease obligations		0
Capital lease obligations		42,515
Long-term lease obligations		0
Other liabilities		362,368
Deferred charges		79,000
Total liabilities and shareholders' equity		25,264,268
Adjustments
Property and equipment		(139,725)
Right of use		3,535,919
Total Assets		3,396,194
Accounts payable and accrued liabilities		(155,301)
Current portion of capital lease obligations		(42,603)
Current portion of lease obligations		672,087
Capital lease obligations		(42,515)
Long-term lease obligations		3,405,894
Other liabilities		(362,368)
Deferred charges		(79,000)
Total liabilities and shareholders' equity		3,396,194
Balance on Adoption
Property and equipment		543,432
Right of use		3,535,919
Total Assets		28,660,462
Accounts payable and accrued liabilities		344,234
Current portion of capital lease obligations		0
Current portion of lease obligations		672,087
Capital lease obligations		0
Long-term lease obligations		3,405,894
Other liabilities		0
Deferred charges		0
Total liabilities and shareholders' equity		$ 28,660,462